Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of long term investment under equity method
		December 31, 2018
		January 1, 2018	Addition	Loss on investment	Impairment loss	Foreign currency translation adjustments	December 31, 2018
Wecast Internet	(i)	$6,044	$-	$(1,935)	$-	$5	$4,114
Hua Cheng	(ii)	353,498	-	(46,070)	-	1,238	308,666
BDCG	(iv)	-	9,800,000	-	-	-	9,800,000
DBOT	(v)	-	6,976,346	(132,620)	-	-	6,843,726
Total		$359,542	$16,776,346	$(180,625)	$-	$1,243	$16,956,506